Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Other Investment [Abstract]
Disclosure of detailed information about other investments [Table Text Block]
	2025	2024
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	6,548	6,766
Change in fair value (i)	5,315	343
Foreign exchange revaluation impact	412	(561)
Balance - December 31	12,275	6,548

Fair value through other comprehensive income (common shares)
Balance - January 1	55,313	63,569
Acquisitions	11,004	-
Change in fair value	59,673	(4,778)
Disposals (ii)	(49,805)	(2,448)
Transfer from associates (Note 9)	84,502	-
Foreign exchange revaluation impact	2,156	(1,030)
Balance - December 31	162,843	55,313

Amortized cost (notes)
Balance - January 1	12,182	-
Additions (iii)	1,595	-
Effective interests	365	-
Repayments	-	(1,399)
Change in allowance for expected credit loss and write-offs	-	1,399
Reclassified from short-term investments (iii)	-	12,182
Balance - December 31	14,142	12,182

Total	189,260	74,043